United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/19

Date of Reporting Period: Six months ended 08/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2018
Share Class | Ticker	Institutional | FTRGX	Service | FTGSX	R6 | FTGLX

Federated Total Return Government Bond Fund
Fund Established 1995

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2018 through August 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Securities	43.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	29.0%
U.S. Government Agency Mortgage-Backed Securities[2]	13.7%
U.S. Government Agency Securities	10.5%
Collateralized Mortgage Obligations	2.1%
Repurchase Agreement—Collateral[3]	9.8%
Cash Equivalents[4]	1.2%
Other Assets and Liabilities—Net[5]	(9.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
3	Includes repurchase agreement purchased with cash collateral or proceeds received in securities lending.
4	Cash Equivalents include any investment in money market mutual funds.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—43.4%
		U.S. Treasury Bonds—14.2%
$1,250,000		2.250%, 8/15/2046	$1,067,168
7,250,000		2.500%, 2/15/2045	6,554,677
1,500,000		2.500%, 2/15/2046	1,352,421
5,350,000		2.750%, 8/15/2042	5,104,056
2,000,000		2.750%, 8/15/2047	1,893,065
2,050,000		2.750%, 11/15/2047	1,940,022
1,000,000		3.125%, 2/15/2043	1,017,594
14,000,000		3.625%, 8/15/2043	15,465,111
900,000		5.375%, 2/15/2031	1,132,188
		TOTAL	35,526,302
		U.S. Treasury Notes—29.2%
20,000,000		1.125%, 2/28/2021	19,256,780
1,500,000		1.500%, 8/15/2026	1,357,632
10,000,000		2.000%, 6/30/2024	9,584,766
8,000,000		2.125%, 8/15/2021	7,868,971
4,000,000		2.125%, 12/31/2022	3,900,417
3,250,000		2.250%, 8/15/2027	3,092,771
8,000,000		2.375%, 1/31/2023	7,880,834
5,500,000		2.375%, 5/15/2027	5,298,895
4,000,000		2.500%, 3/31/2023	3,959,583
3,000,000		2.750%, 4/30/2023	3,001,445
1,500,000		2.750%, 7/31/2023	1,500,781
4,500,000		2.875%, 5/31/2025	4,519,160
1,500,000		2.875%, 5/15/2028	1,500,115
		TOTAL	72,722,150
		TOTAL U.S. TREASURIES (IDENTIFIED COST $106,854,177)	108,248,452
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,210	[1]	3.465%, 7/1/2035 (IDENTIFIED COST $17,044)	17,970
		GOVERNMENT AGENCIES—10.5%
		Federal Farm Credit System—0.5%
1,000,000		5.375%, 11/10/2020	1,057,202
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal Farm Credit System—continued
$249,000		5.800%, 11/10/2021	$271,409
		TOTAL	1,328,611
		Federal Home Loan Bank System—7.5%
17,750,000	[2]	2.625%, 5/28/2020	17,751,173
1,000,000		4.125%, 3/13/2020	1,022,138
		TOTAL	18,773,311
		Federal Home Loan Mortgage Corporation—0.1%
70,000		6.750%, 9/15/2029	93,106
		Federal National Mortgage Association—2.4%
6,500,000	[2]	1.875%, 9/24/2026	5,962,364
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $26,022,291)	26,157,392
		MORTGAGE-BACKED SECURITIES—13.7%
		Federal Home Loan Mortgage Corporation—5.2%
4,934,920		3.500%, 1/1/2047	4,911,763
5,405,929		3.500%, 12/1/2047	5,381,407
2,456,175		4.000%, 4/1/2048	2,502,773
2,555		4.500%, 11/1/2018	2,556
54,649		5.500%, 11/1/2020	55,775
		TOTAL	12,854,274
		Federal National Mortgage Association—6.4%
8,804,832		3.500%, 1/1/2048	8,764,547
2,478,518		4.000%, 2/1/2048	2,525,056
34,323		5.000%, 6/1/2020	34,818
66,202		5.000%, 1/1/2035	70,649
1,969,392		5.000%, 6/1/2048	2,082,040
1,987,698		5.000%, 8/1/2048	2,101,394
47,974		5.500%, 2/1/2023	49,360
74,432		5.500%, 6/1/2025	79,799
75,702		6.000%, 2/1/2026	82,089
67,174		6.000%, 4/1/2026	72,883
52,683		6.000%, 7/1/2034	58,365
20,126		6.000%, 1/1/2037	22,144
		TOTAL	15,943,144
		Government National Mortgage Association—0.3%
360,813		4.000%, 5/15/2025	370,443
82,372		5.000%, 3/15/2023	84,826
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$138,079		5.500%, 2/15/2023	$143,244
96,816		5.500%, 5/15/2038	105,957
39,108		6.000%, 1/20/2029	42,559
23,204		6.000%, 3/15/2032	25,476
28,212		6.500%, 10/15/2031	31,470
341		7.500%, 10/15/2026	383
15,936		7.500%, 10/15/2027	18,007
		TOTAL	822,365
		Government Agency—1.8%
4,540,749		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	4,471,928
103,927		FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	101,968
		TOTAL	4,573,896
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,079,098)	34,193,679
		COMMERCIAL MORTGAGE-BACKED SECURITIES—29.0%
		Agency Commercial Mortgage-Backed Securities—29.0%
4,602,703	[1]	FHLMC REMIC KS02 A, 2.461% (1-month USLIBOR +0.380%), 8/25/2023	4,604,118
1,393,864		FHLMC REMIC K003 A4, 5.053%, 1/25/2019	1,395,933
9,400,000		FHLMC REMIC K027 A2, 2.637%, 1/25/2023	9,283,737
1,000,000		FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,008,889
6,000,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	5,931,843
7,496,335		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	7,405,343
8,871,601		FHLMC REMIC K053 A1, 2.548%, 2/25/2025	8,705,830
997,239		FHLMC REMIC K714 A1, 2.075%, 12/25/2019	994,176
7,239,739		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	7,155,884
1,500,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	1,481,708
3,467,943		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	3,446,847
6,205,972		FHLMC REMIC KJ03 A1, 1.669%, 1/25/2021	6,054,196
6,654,412		FHLMC REMIC KJ08 A2, 2.356%, 8/25/2022	6,480,483
650,000		FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	631,109
8,000,000		FNMA REMIC 2016 M2 AV2, 2.152%, 1/25/2023	7,734,122
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $74,970,327)	72,314,218
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Federal Home Loan Mortgage Corporation—1.0%
55,663	[1]	REMIC 2411 FJ, 2.413% (1-month USLIBOR +0.350%), 12/15/2029	55,885
184,330	[1]	REMIC 2458 FB, 3.063% (1-month USLIBOR +1.000%), 1/15/2032	188,385
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$27,131	[1]	REMIC 2534 FI, 2.963% (1-month USLIBOR +0.900%), 2/15/2032	$27,655
1,292,145		REMIC 2601 DA, 4.000%, 4/15/2023	1,308,126
909,579	[1]	REMIC 3322 FB, 2.453% (1-month USLIBOR +0.390%), 5/15/2037	910,898
		TOTAL	2,490,949
		Federal National Mortgage Association—1.1%
85		REMIC 1989-35 G, 9.500%, 7/25/2019	87
400,696	[1]	REMIC 1999-51 F, 2.560% (1-month USLIBOR +0.500%), 9/17/2029	402,652
214,559	[1]	REMIC 2006-58 FP, 2.365% (1-month USLIBOR +0.300%), 7/25/2036	214,900
392,251	[1]	REMIC 2006-85 PF, 2.445% (1-month USLIBOR +0.380%), 9/25/2036	394,102
473,849	[1]	REMIC 2007-46 FA, 2.435% (1-month USLIBOR +0.370%), 5/25/2037	474,502
517,785		REMIC 2008-17 PA, 4.500%, 10/25/2037	532,145
576,061		REMIC 2009-14 PB, 3.500%, 3/25/2024	578,142
146,718	[1]	REMIC 370 F21, 2.365% (1-month USLIBOR +0.300%), 6/25/2036	146,746
		TOTAL	2,743,276
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,303,218)	5,234,225
		REPURCHASE AGREEMENT—9.8%
24,380,625	[3]	Interest in $898,000,000 joint repurchase agreement 1.97%, dated 8/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $898,196,562 on 9/04/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were government securities with various maturities to 6/20/2046 and the market value of those underlying securities was $916,160,494 (IDENTIFIED COST $24,380,625)	24,380,625
		INVESTMENT COMPANY—1.2%
3,017,996		Federated Government Obligations Fund, Premier Shares, 1.86%[4] (IDENTIFIED COST $3,017,996)	3,017,996
		TOTAL INVESTMENT IN SECURITIES—109.7% (IDENTIFIED COST $274,644,776)[5]	273,564,557
		OTHER ASSETS AND LIABILITIES - NET—(9.7)%[6]	(24,106,058)
		TOTAL NET ASSETS—100%	$249,458,499
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	14,122,267
Purchases/Additions	36,875,791
Sales/Reductions	(47,980,062)
Balance of Shares Held 8/31/2018	3,017,996
Value	$3,017,996
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$55,432
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of this security was purchased with proceeds from securities lending collateral.
4	7-day net yield.
5	Also represents the cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$108,248,452	$—	$108,248,452
Adjustable Rate Mortgage	—	17,970	—	17,970
Government Agencies	—	26,157,392	—	26,157,392
Mortgage-Backed Securities	—	34,193,679	—	34,193,679
Commercial Mortgage-Backed Securities	—	72,314,218	—	72,314,218
Collateralized Mortgage Obligations	—	5,234,225	—	5,234,225
Repurchase Agreement	—	24,380,625	—	24,380,625
Investment Company	3,017,996	—	—	3,017,996
TOTAL SECURITIES	$3,017,996	$270,546,561	$—	$273,564,557
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.52	$10.77	$11.10	$11.20	$11.04	$11.51
Income From Investment Operations:
Net investment income	0.12	0.21	0.22	0.20	0.20	0.20
Net realized and unrealized gain (loss)	0.02	(0.21)	(0.29)	0.04	0.18	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.14	—	(0.07)	0.24	0.38	(0.12)
Less Distributions:
Distributions from net investment income	(0.12)	(0.21)	(0.21)	(0.21)	(0.20)	(0.20)
Distributions from net realized gain	—	(0.04)	(0.05)	(0.13)	(0.02)	(0.15)
TOTAL DISTRIBUTIONS	(0.12)	(0.25)	(0.26)	(0.34)	(0.22)	(0.35)
Net Asset Value, End of Period	$10.54	$10.52	$10.77	$11.10	$11.20	$11.04
Total Return[1]	1.32%	(0.01)%	(0.64)%	2.18%	3.50%	(1.02)%
Ratios to Average Net Assets:
Net expenses	0.32%[2]	0.32%	0.32%	0.31%	0.31%	0.31%
Net investment income	2.17%[2]	1.97%	1.96%	1.81%	1.84%	1.77%
Expense waiver/reimbursement[3]	0.25%[2]	0.21%	0.19%	0.18%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,039	$192,570	$434,673	$521,834	$509,697	$542,747
Portfolio turnover	44%	42%	33%	82%	58%	49%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	44%	42%	33%	58%	54%	44%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.51	$10.77	$11.10	$11.20	$11.04	$11.51
Income From Investment Operations:
Net investment income	0.10	0.18	0.18	0.16	0.17	0.16
Net realized and unrealized gain (loss)	0.03	(0.22)	(0.28)	0.04	0.18	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.13	(0.04)	(0.10)	0.20	0.35	(0.16)
Less Distributions:
Distributions from net investment income	(0.10)	(0.18)	(0.18)	(0.17)	(0.17)	(0.16)
Distributions from net realized gain	—	(0.04)	(0.05)	(0.13)	(0.02)	(0.15)
TOTAL DISTRIBUTIONS	(0.10)	(0.22)	(0.23)	(0.30)	(0.19)	(0.31)
Net Asset Value, End of Period	$10.54	$10.51	$10.77	$11.10	$11.20	$11.04
Total Return[1]	1.14%	(0.45)%	(0.98)%	1.84%	3.15%	(1.36)%
Ratios to Average Net Assets:
Net expenses	0.66%[2]	0.66%	0.66%	0.65%	0.65%	0.65%
Net investment income	1.83%[2]	1.63%	1.62%	1.47%	1.49%	1.42%
Expense waiver/reimbursement[3]	0.39%[2]	0.36%	0.34%	0.34%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,166	$56,101	$79,661	$118,253	$133,013	$138,193
Portfolio turnover	44%	42%	33%	82%	58%	49%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	44%	42%	33%	58%	54%	44%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended 2/28/2018	Period Ended 2/28/2017[1]
Net Asset Value, Beginning of Period	$10.51	$10.77	$11.27
Income From Investment Operations:
Net investment income	0.12	0.21	0.14
Net realized and unrealized gain (loss)	0.03	(0.22)	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.15	(0.01)	(0.31)
Less Distributions:
Distributions from net investment income	(0.12)	(0.21)	(0.15)
Distributions from net realized gain	—	(0.04)	(0.04)
TOTAL DISTRIBUTIONS	(0.12)	(0.25)	(0.19)
Net Asset Value, End of Period	$10.54	$10.51	$10.77
Total Return[2]	1.32%	(0.10)%	(2.80)%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.31%[3]
Net investment income	2.17%[3]	1.97%	2.03%[3]
Expense waiver/reimbursement[4]	0.21%[3]	0.18%	0.15%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,253	$22,429	$25,377
Portfolio turnover	44%	42%	33%[5]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	44%	42%	33%[5]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to February 28, 2017.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $23,713,537 of securities loaned and including $3,017,996 of investment in an affiliated holding (identified cost $274,644,776)		$273,564,557
Income receivable		788,499
Receivable for shares sold		151,542
TOTAL ASSETS		274,504,598
Liabilities:
Payable for shares redeemed	$413,934
Payable for collateral due to broker for securities lending	24,380,625
Income distribution payable	159,671
Payable for investment adviser fee (Note 5)	615
Payable for administrative fees (Note 5)	548
Payable for Directors'/Trustees' fees (Note 5)	190
Payable for distribution services fee (Note 5)	3,574
Payable for other service fees (Notes 2 and 5)	13,071
Accrued expenses (Note 5)	73,871
TOTAL LIABILITIES		25,046,099
Net assets for 23,676,647 shares outstanding		$249,458,499
Net Assets Consist of:
Paid-in capital		$254,757,294
Net unrealized depreciation		(1,080,219)
Accumulated net realized loss		(4,239,192)
Undistributed net investment income		20,616
TOTAL NET ASSETS		$249,458,499
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($167,039,460 ÷ 15,853,535 shares outstanding), no par value, unlimited shares authorized		$10.54
Service Shares:
Net asset value per share ($54,165,954 ÷ 5,141,466 shares outstanding), no par value, unlimited shares authorized		$10.54
Class R6 Shares:
Net asset value per share ($28,253,085 ÷ 2,681,646 shares outstanding), no par value, unlimited shares authorized		$10.54
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2018 (unaudited)
Investment Income:
Interest			$3,220,734
Dividends received from affiliated holdings*			55,432
Net income on securities loaned			323
TOTAL INCOME			3,276,489
Expenses:
Investment adviser fee (Note 5)		$395,354
Administrative fee (Note 5)		105,624
Custodian fees		8,107
Transfer agent fee (Note 2)		81,160
Directors'/Trustees' fees (Note 5)		4,431
Auditing fees		15,340
Legal fees		4,926
Portfolio accounting fees		67,711
Distribution services fee (Note 5)		69,270
Other service fees (Notes 2 and 5)		66,032
Share registration costs		27,789
Printing and postage		14,338
Miscellaneous (Note 5)		16,136
TOTAL EXPENSES		876,218
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(272,464)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(87,484)
TOTAL WAIVERS AND REIMBURSEMENTS		(359,948)
Net expenses			516,270
Net investment income			2,760,219
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(3,138,008)
Net change in unrealized depreciation of investments			3,642,628
Net realized and unrealized gain on investments			504,620
Change in net assets resulting from operations			$3,264,839
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2018	Year Ended 2/28/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,760,219	$7,117,788
Net realized gain (loss)	(3,138,008)	3,705,324
Net change in unrealized appreciation/depreciation	3,642,628	(8,824,309)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,264,839	1,998,803
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,062,099)	(5,507,341)
Service Shares	(520,868)	(1,092,845)
Class R6 Shares	(246,608)	(527,581)
Distributions from net realized gain
Institutional Shares	—	(760,392)
Service Shares	—	(220,337)
Class R6 Shares	—	(83,750)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,829,575)	(8,192,246)
Share Transactions:
Proceeds from sale of shares	30,551,027	88,917,346
Net asset value of shares issued to shareholders in payment of distributions declared	1,990,884	6,227,659
Cost of shares redeemed	(54,618,463)	(357,563,313)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,076,552)	(262,418,308)
Change in net assets	(21,641,288)	(268,611,751)
Net Assets:
Beginning of period	271,099,787	539,711,538
End of period (including undistributed net investment income of $20,616 and $89,972, respectively)	$249,458,499	$271,099,787
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2018 (unaudited)
1. ORGANIZATION
Federated Total Return Government Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to pursue total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $359,948 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended August 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$63,073	$(37,748)
Service Shares	16,180	—
Class R6 Shares	1,907	—
TOTAL	$81,160	$(37,748)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$66,032
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At August 31, 2018, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of August 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$23,713,537	$24,380,625
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,213,379	$12,815,667	4,579,725	$49,263,714
Shares issued to shareholders in payment of distributions declared	120,670	1,270,801	408,922	4,408,628
Shares redeemed	(3,793,804)	(39,924,355)	(27,043,635)	(291,255,034)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,459,755)	$(25,837,887)	(22,054,988)	$(237,582,692)

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	267,984	$2,835,894	1,068,738	$11,550,989
Shares issued to shareholders in payment of distributions declared	46,004	484,457	112,774	1,214,696
Shares redeemed	(508,091)	(5,342,502)	(3,243,778)	(35,003,695)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(194,103)	$(2,022,151)	(2,062,266)	$(22,238,010)

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,413,620	$14,899,466	2,608,800	$28,102,643
Shares issued to shareholders in payment of distributions declared	22,373	235,626	56,103	604,335
Shares redeemed	(887,641)	(9,351,606)	(2,887,768)	(31,304,584)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	548,352	$5,783,486	(222,865)	$(2,597,606)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,105,506)	$(22,076,552)	(24,340,119)	$(262,418,308)
4. FEDERAL TAX INFORMATION
At August 31, 2018, the cost of investments for federal tax purposes was $274,644,776. The net unrealized depreciation of investments for federal tax purposes was $1,080,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,140,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,221,013.
Semi-Annual Shareholder Report

Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of February 28, 2018, for federal income tax purposes, post October losses of $1,064,448 were deferred to March 1, 2018.
At February 28, 2018, for federal income tax purposes, the Fund had $36,750 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, the Adviser voluntarily waived $270,277 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2018, the Adviser reimbursed $2,187.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$69,270	$(49,736)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2018, FSC retained $19,534 of fees paid by the Fund.
Other Service Fees
For the six months ended August 31, 2018, FSSC received $1,230 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.65% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term,
Semi-Annual Shareholder Report

temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2018, the Fund had no outstanding loans. During the six months ended August 31, 2018, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2018, there were no outstanding loans. During the six months ended August 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2018	Ending Account Value 8/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,013.20	$1.62
Service Shares	$1,000	$1,011.40	$3.35
Class R6 Shares	$1,000	$1,013.20	$1.57
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.60	$1.63
Service Shares	$1,000	$1,021.90	$3.36
Class R6 Shares	$1,000	$1,023.60	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.32%
Service Shares	0.66%
Class R6 Shares	0.31%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Total Return Government Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and three-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31429A105
CUSIP 31429A204
CUSIP 31429A303
G01393-01 (10/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2018